PARENT ONLY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
PARENT ONLY FINANCIAL INFORMATION
Schedule of Condensed Balance Sheets

	December 31,
	2021	2022	2022
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	23,506	1,844	267
Prepaid expenses and other current assets	24	550	80
Due from subsidaries	407,795	437,987	63,502
Total current assets	431,325	440,381	63,849
Investment in subsidiaries	(1,700,223)	(1,574,974)	(228,350)
Total assets	(1,268,898)	(1,134,593)	(164,501)
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities (1)	5,781	30,392	4,406
Due to intercompany	309,241	334,909	48,557
Total current liabilities	315,022	365,301	52,963
Total liabilities	315,022	365,301	52,963

Commitments and contingencies	—	—	—

Shareholders’ deficit:
Class A ordinary shares (US$0.001 par value, 860,000,000 shares authorized, 56,593,157 and 57,176,842 shares issued, 49,393,287 and 46,567,892 shares outstanding as of December 31, 2021 and 2022, respectively)	355	359	52
Class B ordinary shares (US$0.001 par value, 40,000,000 shares authorized, 7,206,059 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	74	74	11
Treasury shares (7,199,870 and 10,608,950 Class A ordinary shares as of December 31, 2021 and 2022, at cost)	(459,815)	(476,918)	(69,147)
Additional paid-in capital	1,347,205	1,363,845	197,739
Accumulated other comprehensive income	48,699	49,664	7,201
Accumulated deficit	(2,520,438)	(2,436,918)	(353,320)
Total shareholders’ deficit	(1,583,920)	(1,499,894)	(217,464)
Total liabilities and shareholders’ deficit	(1,268,898)	(1,134,593)	(164,501)

(1)	Mainly related to repurchase of treasury shares.

Schedule of Condensed Statements of Comprehensive Profit/(Loss)

	Year Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Selling and marketing expenses	(693)	(323)	(8)	(1)
General and administrative expenses	(16,890)	5,955	(34,558)	(5,010)
Operating (loss) income	(17,583)	5,632	(34,566)	(5,011)
Equity in (loss) income of subsidiaries	(748,006)	(480,114)	117,266	17,001
Foreign currency exchange (loss) gains	(1,109)	(268)	2,480	360
Interest income (expense)	55	203	(1,660)	(241)
(Loss) income before income taxes	(766,643)	(474,547)	83,520	12,109
Income tax expense	—	—	—	—
Net (loss) income	(766,643)	(474,547)	83,520	12,109
Other comprehensive (loss) income
Foreign currency translation adjustment	(2,266)	(421)	965	140
Comprehensive (loss) income	(768,909)	(474,968)	84,485	12,249

Schedule of Condensed Statements of Cash Flows

	Year Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating activities:
Net cash (used in) provided by operating activities	(8,010)	14,458	(5,699)	(826)
Financing activities:
Issuance of Class A ordinary shares in connection with exercise of share options	3,354	3,947	107	16
Repurchase of treasury shares	—	—	(17,103)	(2,480)
Net cash provided by (used in) financing activities	3,354	3,947	(16,996)	(2,464)
Changes in cash and cash equivalents	(4,656)	18,405	(22,695)	(3,290)
Effect of foreign currency exchange rate changes on cash and cash equivalents	850	1,308	1,033	150
Net (decrease) increase in cash and cash equivalents	(3,806)	19,713	(21,662)	(3,140)
Cash and cash equivalents at beginning of year	7,599	3,793	23,506	3,407
Cash and cash equivalents at end of year	3,793	23,506	1,844	267